LEASES, Future Maturity of Lease Liabilities (Details) - USD ($)	Mar. 31, 2025	Mar. 31, 2024
Future Maturity of Lease Liabilities [Abstract]
2026	$ 476,263
2027	30,691
Total lease payments	506,954
Less: interest	(13,273)
Present value of lease liabilities	493,681
Less: Operating lease liabilities, current	(463,120)	$ (540,524)
Operating lease liabilities, non-current	$ 30,561	$ 490,779